Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Detailed Information About Earnings Per Share

Earnings per share were as follows:

	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Consolidated net profit/loss in € thousand	(93,528)	(73,782)	(45,477)
Weighted-average number of ordinary shares, basic and diluted	6,043,142	5,435,839	4,250,134
Basic and diluted earnings per share in €	(15.48)	(13.57)	(10.70)